Policyholder Account Balances - Successor (Tables)	12 Months Ended
Dec. 31, 2015
Policyholder Account Balances

As of December 31, 2015 and 2014, policyholders’ account balances consisted of the following:

($ in thousands)	December 31, 2015	December 31, 2014
Interest-sensitive life contracts	$5,210,152	$5,085,470
Individual annuities	5,896,019	6,662,985
Other	14,394	15,857

Total policyholders’ account balances	$11,120,565	$11,764,312